Reverse Repurchase Agreements - Non Trading (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements – non trading	£ 12,683	£ 19,599
Agreements with banks
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements – non trading	447	1,258
Agreements with customers
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements – non trading	£ 12,236	£ 18,341